Fair value measurements - Transfers between levels (Details) - Fixed maturity investments $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Transfers between levels
Number of securities recategorized from Level 3 to Level 2 measurement | security	2	1
Transfers from Level 3 to Level 2, Assets | $	$ 18.4	$ 2.2